DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning provisions

($ millions)	2023	2022
Balance at January 1	261	412
Unwinding of discount rate	16	15
Change in rates	65	(158)
Disposition	—	(20)
Additions	4	1
Change in cost estimates and other	(4)	11
Total	342	261
Current portion of provision(1)	6	2
Balance at December 31	336	259
(1)    Included in trade payables and other on the Consolidated Statement of Financial Position.